Convertible Note - Schedule of Net Carrying Amount of Convertible Note (Details)	Mar. 31, 2024 USD ($)
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	$ 1,874,478
Unamortized issuance cost	(94,383)
Net carrying value	1,780,095
Convertible Note – 2022-2 (new) [Member]
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	811,144
Unamortized issuance cost
Net carrying value	811,144
Convertible Note – 2023-2 [Member]
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	531,667
Unamortized issuance cost	(43,095)
Net carrying value	488,572
Convertible Note – 2024 [Member]
Schedule of Net Carrying Amount of Convertible Note [Line Items]
Principal outstanding	531,667
Unamortized issuance cost	(51,288)
Net carrying value	$ 480,379